Summary of Significant Accounting Policies (Policies) - 401(k) Savings Plan and Trust	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies
Basis of Accounting	Basis of Accounting The financial statements of the Plan are prepared on the accrual basis of accounting.
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts included in the financial statements.  Actual results could differ from those estimates.

Investment Valuation and Income Recognition

Investment Valuation and Income Recognition

The Plan’s investments are reported at fair value.  See Note 4 for additional information.  Purchases and sales of securities are recorded on a trade date basis.  Interest income is recorded on the accrual basis.  Dividend income is recorded on the ex-dividend date.

Notes Receivable from Participants

Notes Receivable from Participants

Notes receivable from participants are recorded at their unpaid principal balances plus any accrued interest.  Notes receivable from participants are written off when deemed uncollectible.

Payment of Benefits	Payment of Benefits Benefits are recorded when paid.
Administrative Expenses

Administrative Expenses

Certain administrative expenses of the Plan are paid by the Company.  The Plan allows administrative expenses to be paid by any forfeitures available; there were no forfeitures used to pay administrative expenses in 2025 and 2024.  Fees incurred related to administrative expenses on loans and distributions are charged to those participants who incur such fees, per the Plan’s direction.

New Accounting Pronouncements	New Accounting Pronouncements No new accounting pronouncements impacting the Plan were adopted in the 2025 Plan year.